TRADE RECEIVABLES	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
TRADE RECEIVABLES
NOTE 12 – TRADE RECEIVABLES

	As of December 31,
	2019	2018

Accounts receivable (1)	146,382	101,754
Unbilled revenue	13,970	13,101
Subtotal	160,352	114,855
Less: Allowance for doubtful accounts	(3,676)	(3,957)
TOTAL	156,676	110,898

(1)	Includes amounts due from related parties of 91 and 993 as of December 31, 2019 and 2018 (see note 23.1).

Allowance for doubtful accounts

The following tables detail the risk profile of trade receivables based on the Company's provision matrix as of December 31, 2019 and 2018.

December 31, 2019	Trade receivables - days past due
	< 30	31 - 60	61 - 90	91-120	121-180	> 180	Total
Expected credit loss rate	0.80%	2.00%	3.50%	7.80%	20.30%	79.50%
Estimated total gross carrying amount at default	21,165	8,852	3,091	829	410	3,867	38,214
Lifetime ECL	169	177	108	65	83	3,074	3,676

December 31, 2018	Trade receivables - days past due
	< 30	31 - 60	61 - 90	91-120	> 120	Total
Expected credit loss rate	0.06%	1.90%	4.40%	11.90%	85.90%
Estimated total gross carrying amount at default	17,815	6,843	2,814	2,778	3,801	34,051
Lifetime ECL	107	130	124	331	3,265	3,957

The movements in the allowance are calculated based on lifetime expected credit loss model for 2019 and 2018, and incurred loss model for 2017.

The following table shows the movement in ECL that has been recognised for trade receivables in accordance with the simplified approach:

	As of December 31,
	2019	2018	2017

Balance at beginning of year	(3,957)	(609)	(617)
Additions, net of recoveries (note 4.4)	(275)	(3,421)	5
Write-off of receivables	556	73	3
Balance at end of year	(3,676)	(3,957)	(609)

The average credit period on sales is 78 days. No interest is charged on trade receivables. The Company always measures the loss allowance for trade receivables at an amount equal to lifetime ECL. The expected credit losses on trade receivables are estimated using the provision matrix by reference to past default experience of the debtor and an analysis of the debtor's current financial position, adjusted for factors that are specific to the debtors, general economic conditions of the industry in which the debtors operate and an assessment of both the current as well as the forecast direction of conditions at the reporting date.